Share-Based Payment	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Payment

17. SHARE-BASED PAYMENT

Restricted Share owned by the founders

As one of the condition to the closing of the Preferential Equity Interests in January 2014, two founders entered into a share restriction agreement with the preferential equity interests shareholders. Pursuant to this agreement, those founders are prohibited from transferring, selling, assigning, pledging or disposing in any way their equity interests in the Company before such interest is vested. The equity interests held by the Founders were 50% converted to restricted equity interests and vest in 24 equal and continuous monthly installments for each month starting from January 2014, provided that those founders remain full-time employees of the Group at the end of such month. A total of 45,567,164 restricted shares were held by those founders as of April 2015. In April 2015, as one of the condition of the closing of the preferred shareholder agreement, the agreement was amended to (1) restrict additional shares and extend the vesting period for an additional 48 months and (2) restrict shares held by four other founders similar to the restrictions imposed in January 2014. The Group also obtained an irrevocable and exclusive option to repurchase all of the restricted shares held by those founders at par value both in January 2014 and April 2015.

The share restriction agreement between the founders and the Company was accounted for as a grant of restricted stock awards under a stock-based compensation plan. Accordingly, the Group measured the fair value of the restricted shares of the Founders at the grant date and recognizes the amount as compensation expense over the service period. Additionally, the modification of the restriction in April 2015 was accounted as a modification of share-based compensation. The Group calculated the incremental fair value resulting from the modification and recorded it as share-based compensation over the revised vesting term.

A summary of non-vested restricted share activity during the year ended December 31, 2018 is presented below:

Number of shares
Outstanding at January 1, 2018	22,783,582
Granted	—
Forfeited	—
Vested	11,391,791
Outstanding at December 31, 2018	11,391,791

The Group determined that the non-vested restricted shares are participating securities as the holders of the non-vested restricted shares have a non-forfeitable right to receive dividends with all ordinary shares but the non-vested restricted shares do not have a contractual obligation to fund or otherwise absorb the Group’s losses. See note 23 for details.

During the years ended December 31, 2016, 2017 and 2018, the Group recorded share-based compensation expense of RMB50,842, RMB51,463 and RMB55,311 related to the unvested shares of the Founders respectively.

Share options

2015 Share Incentive Plan

On October 21, 2015, the Group adopted the 2015 share incentive plan (“2015 Plan”) which consists of a share incentive plan for U.S. service providers (“U.S. Plan”) and a share incentive plan for PRC service providers (“PRC Plan”). The maximum aggregate number of ordinary shares that may be issued under the 2015 Plan is 14,328,358 ordinary shares to be allocated to employees, officers, directors or consultants of the Company.

During the years ended December 31,

2016, 2017 and 2018, the Group granted 140,000, nil and nil share options to certain personnel under the US Plan. Those options have an exercise price of US$0.1 per share and vest over four years. 25% of the share options vest on the first anniversary, while the remaining vest 1/3 yearly after each one-year continuous service. The share options expire 10 years from the date of grant.

During the years ended December 31, 2016, 2017 and 2018, the Group granted 925,235, 1,545,688 and nil share options to certain personnel under the PRC Plan. Those options have an exercise price of US$0 per share and expire 10 years from the date of grant. Those options also include an exercise provision whereas shares become exercisable after the closing of an IPO. The Group has recorded nil, nil and RMB40,449 share-based compensation expense for the years ended December 31, 2016, 2017 and 2018 related to such options, respectively.

During the years ended December 31, 2016, 2017 and 2018, the Group granted nil, 500,000 and nil share options to certain personnel under the U.S. Plan which were fully vested as of the grant date. Those options have an exercise price range from US$0.79 to US$0.99 per share and expire 10 years from the date of grant.

17. SHARE-BASED PAYMENT – CONTINUED

Share options – continued

2018 Share Incentive Plan

In January 2018, The Company adopted the 2018 share incentive plan ("2018 Plan"), commencing on January 1, 2018, which provides additional incentives to employees, directors and consultants to promote the success of the Group’s business. Under the 2018 share incentive plan, the maximum aggregate number of shares which may be issued initially pursuant to all awards under the 2018 Plan is 9,559,607 ordinary shares, assuming the underwriters do not exercise their over-allotment option. The number of shares reserved for future issuances under the 2018 Plan will be increased by (i) a number equal to 1.0% of the total number of outstanding shares immediately after IPO, or (ii) such number of shares as may be determined by the board of directors, on the first day of each calendar year during the term under 2018 Plan.

During the year ended December 31, 2018, the Group granted 6,988,469 share options to certain personnel under the 2018 Plan. The exercise price of these options is US$0.35 per share. During the year ended December 31, 2018, the Group has recorded RMB9,523 share-based compensation expense for such options.

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with assistance from independent valuation firms. Assumptions used to determine the fair value of share options granted during the years ended December 31, 2016, 2017 and 2018 are summarized in the following table:

	For the years ended December 31,
	2016	2017	2018
Risk-free interest rate	1.62%-2.85%	2.2%	2.04%-2.83%
Expected volatility	46.2%	49.0%	36%-52.5%
Expected life of option (years)	10	9.76-10	1-10
Expected dividend yield	0.0%	0.0%	0.00%
Fair value per ordinary share	7.5	12.56	15.03-16.85

(i) Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the contractual term of the options.

(ii) Expected life of option (years)

Expected life of option (years) represents the expected years to vest the options.

(iii) Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.

(iv) Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(v) Fair value of underlying ordinary shares

During the year ended December 31, 2018, the fair value of the underlying ordinary shares is determined based on the closing market price of the share. During the years ended December 31, 2016 and 2017, the estimated fair value of ordinary shares as of the respective dates was determined based on a retrospective valuation with the assistance of a third party appraiser.

17. SHARE-BASED PAYMENT – CONTINUED

Share options – continued

A summary of the stock option activity under the 2015 and 2018 Plan during the year ended December 31, 2018 is included in the table below.

	Options granted Share Number	Weighted average exercise price per option
		US$
Outstanding at January 1, 2018	7,338,559	0.16
Granted	6,988,469	0.35
Exercised	774,325	0.66
Cancelled and forfeited	209,473	0.15
Outstanding at December 31, 2018	13,343,230	0.23

The following table summarizes information regarding the share options granted December 31, 2018:

	December 31, 2018
	Options Number	Weighted- average exercise price per option	Weighted- average remaining exercise contractual life (years)	Aggregate intrinsic value
		US$		US$
Options
Outstanding	13,343,230	0.23	8.38	29,776
Exercisable	6,582,663	0.13	7.42	15,308
Expected to vest	6,760,567	0.32	9.31	14,468

The total intrinsic value of options exercised during the years ended December 31, 2016, 2017 and 2018 amounted RMB 262, RMB1,695 and RMB6,858, respectively.

The weighted average grant date fair value of options granted during the year ended December 31, 2016, 2017 and 2018 was RMB5.67, RMB11.22 and RMB15.12 per share, respectively.

During the years ended December 31, 2016, 2017 and 2018, the Group recorded share-based compensation expense of RMB394, RMB4,713 and RMB49,972 for the options granted under the 2015 Plan and 2018 Plan.

In January 2018, the Group amended and accelerated the vesting schedule of 6,817,372 previously granted options, which became immediately exercisable. The Group recognized the remaining compensation cost immediately for those shares upon the modification.

As of December 31, 2018, there was RMB96,369 of unrecognized compensation expenses for the options.

17. SHARE-BASED PAYMENT – CONTINUED

Restricted Share

On October 21, 2015, the Company granted 4,740,777 restricted shares under the U.S. Plan to employees at exercise price of US$0 per share.

These shares have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from the grant date, and the remaining three-fourth vesting on an annual basis over a three-year period ending on the fourth anniversary of the grant date. The non-vested shares are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested shares. In the event a non-vested shareholder’s employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to the non-vested shares will terminate effectively. The outstanding non-vested shares shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.

The Group recognized compensation expense over the four year service period on a straight line basis.

The aggregate fair value of the restricted shares at the grant dates was RMB25,397. The fair values of non-vested shares are measured at the fair value of the Company’s ordinary shares on the grant-date which was RMB5.36 (US$0.84).

As of December 31, 2018, there was RMB118 unrecognized compensation cost related to non-vested shares which is expected to be recognized over a weighted average vesting period of 0.04 years.

A summary of the restricted share activity for the year ended December 31, 2016, 2017 and 2018 is presented below:

Restricted Shares
Outstanding at January 1, 2016	4,378,996
Vested	1,150,718
Outstanding at December 31, 2016	3,228,278
Vested	1,150,718
Outstanding at December 31, 2017	2,077,560
Cancelled and forfeited	411,930
Vested	1,150,718
Outstanding at December 31, 2018	514,912

During the years ended December 31, 2016, 2017 and 2018, the Group recorded compensation expense of RMB6,499, RMB6,611 and RMB3,992 for the restricted shares, respectively.

Restricted Stock Units

During the year ended December 31, 2016, 2017 and 2018, the Company granted 745,500, 1,700,000 and 658,056 restricted stock units respectively to employees at an exercise price of US$0 per share. These shares have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from grant date, and the remaining three-fourth vesting on an annual basis over a three-year period ending on the fourth anniversary of the grant date. The restricted stock units (“RSU”) are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested shares. In the event a non-vested shareholder’s employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to the non-vested shares will terminate effectively. The outstanding restricted stock units shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.

The Group recognized compensation expense over the four year service period on a straight line basis. The aggregate fair value of the restricted stock units at grant dates was RMB41,713. The fair values of non-vested shares are measured at the fair value of the Company’s ordinary shares on the grant-date which were RMB5.96, RMB11.38 and RMB15.87 during the years ended December 31, 2016, 2017 and 2018.

During the years ended December 31, 2016, 2017 and 2018, the Group recorded compensation expense of RMB nil, nil and RMB25,434 for the restricted stock units, respectively.

As of December 31, 2018, there was RMB8,906 unrecognized compensation cost related to restricted stock units which is expected to be recognized over a weighted average vesting period of 3.41 years. The weighted average granted fair value of restricted stock units granted during the years ended December 31, 2016, 2017 and 2018 were RMB7.5 per RSU, RMB12.54 per RSU and RMB15.75 per RSU.

17. SHARE-BASED PAYMENT – CONTINUED

Restricted Stock Units - continued

A summary of the restricted stock units activity during the year ended December 31, 2018 is presented below:

RSUs
Unvested balance at January 1, 2018	2,298,775
Granted	658,056
Cancelled and forfeited	162,750
Vested (a)	2,231,168
Unvested balance at December 31, 2018	562,913

(a)

In January 2018, the Group amended and accelerated the vesting schedule of 1,700,000 previously granted restricted stock units which became immediately and fully vested. The Group recognized the remaining compensation cost immediate for those restricted stock units upon the modification

Total share-based compensation recognized was as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
General and administrative	55,109	55,804	87,857
Research and development	2,626	6,983	42,167
Selling and Marketing	—	—	4,271
Cost of revenues	—	—	414
Total stock-based compensation expense	57,735	62,787	134,709